Annual Total Returns- Vanguard Institutional Target Retirement 2040 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2040 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	8.81%	20.73%	(7.31%)	23.93%	15.44%